Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018
(215) 564-8000
Direct Dial - (215) 564-8521

May 17, 2016

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Franklin Templeton ETF Trust (“Registrant”)
File Nos. 333-208873 and 811-23124
Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of Registrant, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 3 filed under the Securities Act of 1933, and Amendment No. 3 filed under the Investment Company Act of 1940 (“1940 Act”), to Registrant’s Registration Statement on Form N-1A (the “Pre-Effective Amendment”).

The Pre-Effective Amendment is being filed on behalf of the Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF series of the Registrant for the purposes of: (i) including the audited financial statements and report of independent registered public accounting firm related to the $100,000 share purchase made by Franklin Resources, Inc. to serve as the seed money for the Registrant prior to the commencement of the public offering of its shares, pursuant to Section 14(a) of the 1940 Act; and (ii) making certain other changes.  No prior Pre-Effective Amendments to the Registrant’s Registration Statement on Form N-1A are incorporated into this filing by reference.

Please direct questions and comments relating to this filing to me at the above telephone number, or in my absence, to Joel D. Corriero at (215) 564-8528.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire